STOCKHOLDERS' EQUITY (Schedule of Sales of Units in 2012 SPA) (Details) (USD $)	12 Months Ended								84 Months Ended	1 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008	Jun. 30, 2007	Jun. 30, 2006	Jun. 30, 2005	Jun. 30, 2012	Aug. 31, 2011 SPA 2012 Units [Member]	Jun. 30, 2012 SPA 2012 Units [Member]
Shares	42,295,300	55,685,324	18,000	0	2,631,595	0	47,368,454	71,052,672		38,095,300	38,095,300
Gross proceeds	$ 8,210,013	$ 10,381,739	$ 4,500,000	$ 0	$ 50,000	$ 0	$ 50,000	$ 7,500		$ 8,000,013	$ 8,000,913
Offering costs	685,944	1,012,361	410,680	0	0	0	0	0		685,944	685,944
Net proceeds	7,524,069	9,369,378	4,089,320	0	50,000	0	50,000	7,500		7,314,069	7,314,069
Relative fair value allocated to warrants	3,779,978	3,288,346	1,806,181	0	0	0	0	0	8,874,504	3,779,978	3,779,978
Amount allocated to common stock and paid-in capital	$ 3,744,091	$ 6,081,032	$ 2,283,139	$ 0	$ 50,000	$ 0	$ 50,000	$ 7,500		$ 3,534,081	$ 3,534,081